Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Feb. 20, 2023 $ / shares shares
Shareholders' equity
Number of ordinary shares authorized	200,000,000		200,000,000		200,000,000	200,000,000
Ordinary shares, par value (per share) | $ / shares			$ 0.01	$ 0.01		$ 0.01
Ordinary shares, shares issued	24,535,471		24,535,471		22,235,471
Ordinary shares, shares outstanding	24,535,471		24,535,471		22,235,471
Share issue price per share | $ / shares			$ 4
Proceeds from issuance of ordinary shares upon the completion of IPO	¥ 66,442,520	$ 9,200,000
Net proceeds after deduction of underwriting discounts	54,936,088	$ 7,606,453
Escrow deposit	¥ 3,284,685		$ 450,000
Period for which amount is held in escrow account	18 months	18 months
Required minimum percentage of annual appropriations to statutory surplus reserve	10.00%	10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required	50.00%	50.00%
Statutory reserves	¥ 2,054,975		281,530		¥ 1,494,652
Aggregate amount of paid-in capital and statutory reserves not available for distribution	¥ 4,784,059		$ 655,413		¥ 4,223,736
IPO
Shareholders' equity
Issue of ordinary shares, Shares	2,000,000	2,000,000
Over-Allotment Option
Shareholders' equity
Issue of ordinary shares, Shares	300,000	300,000
Maximum
Shareholders' equity
Total number of shares subscribed by shareholders	22,235,471		22,235,471		22,235,471